Shareholders' Equity - Preferred Stock Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 D	Dec. 31, 2013
Class of Stock [Line Items]
Preferred stock, par value (in usd per share)	0.01	$ 0.01
Series L Preferred Stock
Class of Stock [Line Items]
Per Annum Dividend Rate	7.25%
Preferred stock to be convertible into common shares	20
Number of trading days	20
Period of consecutive trading days	30 days
Threshold percentage of common stock closing price	130.00%
Preferred Stock, Excluding Series T Preferred
Class of Stock [Line Items]
Number of semi annual periods in arrears (or more)	3
Number of quarterly periods in arrears (or more)	6
Number of additional directors to be elected	2
Number of semi annual periods for termination (or more)	2
Number of quarterly periods for termination (or more)	4